INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN ASSOCIATES
Schedule of amounts recognised in the balance sheet and income statement

	2018	2017
	$ million	$ million
Balance sheet	105	118
Income statement (loss)/profit	(11)	6

Summary of financial information for Bioventus, adjusted for differences with Group accounting policies

	2018	2017
	$ million	$ million
Summarised statement of comprehensive income
Revenue	320	301
Attributable (loss)/profit for the year	(19)	1
Group adjustments[1]	(3)	11
Total comprehensive (loss)/profit	(22)	12
Group share of (loss)/profit for the year at 49%	(11)	6

	2018	2017
	$ million	$ million
Summarised balance sheet
Non-current assets	296	332
Current assets	149	122
Non-current liabilities	(234)	(246)
Current liabilities	(56)	(47)
Net assets	155	161
Group’s share of net assets at 49%	76	79
Group adjustments[1]	26	35
Group’s carrying amount of investment at 49%	102	114

1	Group adjustments include an adjustment to align the useful life of intangible assets with Group policy.